Segment Information	12 Months Ended
	Jul. 31, 2011	May 01, 2011
Segment Information
Segment Information

Note 14. Segment Information

The Company has the following reportable segments:

•	The Pet Products reportable segment includes the Pet Products operating segment, which manufactures, markets and sells branded and private label dry and wet pet food and pet snacks.

•

The Consumer Products reportable segment includes the Consumer Products operating segment, which manufactures, markets and sells branded and private label shelf-stable products, including fruit, vegetable, tomato and broth products.

The Company's chief operating decision-maker, its CEO or Interim CEO, reviews financial information presented on a consolidated basis accompanied by disaggregated information on net sales and operating income, by operating segment, for purposes of making decisions about resources to be allocated and assessing financial performance. The chief operating decision-maker reviews assets of the Company on a consolidated basis only. The accounting policies of the individual operating segments are the same as those of the Company.

The following table presents financial information about the Company's reportable segments (in millions):

	Successor	Predecessor
	Three Months Ended
	July 31, 2011	August 1, 2010
Net sales:
Pet Products	$422.0	$427.3
Consumer Products	354.2	377.3

Total	$776.2	$804.6

Operating income:
Pet Products	$56.2	$98.7
Consumer Products	14.4	34.3
Corporate (1)	(21.3)	(13.6)

Total	49.3	119.4
Reconciliation to income (loss) from continuing operations before income taxes:
Interest expense	62.6	19.7
Other expense	30.3	3.6

Income (loss) from continuing operations before income taxes	$(43.6)	$96.1

(1)	Corporate represents expenses not directly attributable to reportable segments.

Note 15. Segment Information

The Company has the following reportable segments:

•	The Pet Products reportable segment includes the Pet Products operating segment, which manufactures, markets and sells branded and private label dry and wet pet food and pet snacks.

•

The Consumer Products reportable segment includes the Consumer Products operating segment, which manufactures, markets and sells branded and private label shelf-stable products, including fruit, vegetable, tomato and broth products.

The Company's chief operating decision-maker, its CEO or Interim CEO, reviews financial information presented on a consolidated basis accompanied by disaggregated information on net sales and operating income, by operating segment, for purposes of making decisions about resources to be allocated and assessing financial performance. The chief operating decision-maker reviews assets of the Company on a consolidated basis only. The accounting policies of the individual operating segments are the same as those of the Company.

The following table presents financial information about the Company's reportable segments (in millions):

	Successor	Predecessor
	March 8, 2011 through May 1, 2011	May 3, 2010 through March 7, 2011	Fiscal 2010	Fiscal 2009
Net sales:
Pet Products	$271.0	$1,513.2	$1,750.0	$1,673.4
Consumer Products	293.8	1,588.1	1,989.8	1,953.5

Total	$564.8	$3,101.3	$3,739.8	$3,626.9

Operating income (loss):
Pet Products	$26.2	$351.5	$355.5	$219.9
Consumer Products	9.1	170.9	222.6	195.1
Corporate (a)	(119.2)	(99.2)	(70.1)	(54.1)

Total	(83.9)	423.2	508.0	360.9
Reconciliation to income (loss) from continuing operations before income taxes:
Interest expense	44.3	66.7	116.3	110.3
Other (income) expense	25.7	(5.2)	9.8	24.1

Income (loss) from continuing operations before income taxes	$(153.9)	$361.7	$381.9	$226.5

(a)	Corporate represents expenses not directly attributable to reportable segments. For the periods March 8, 2011 through May 1, 2011, May 3, 2010 through March 7, 2011, fiscal 2010 and fiscal 2009 Corporate includes $82.8 and $68.8, $0.0 and $0.0 of transaction and related costs, respectively.

See Note 6 for goodwill detailed by reportable segment.

Geographic Information

The following table presents domestic and foreign sales (in millions, except percentages):

	Successor	Predecessor
	March 8, 2011 through May 1, 2011	May 3, 2010 through March 7, 2011	Fiscal 2010	Fiscal 2009
Net sales—domestic	$531.2	$2,917.2	$3,514.2	$3,420.0
Net sales—foreign	33.6	184.1	225.6	206.9

Total	$564.8	$3,101.3	$3,739.8	$3,626.9

Percentage of sales:
Domestic	94.1%	94.1%	94.0%	94.3%
Foreign	5.9%	5.9%	6.0%	5.7%

The following table presents domestic and foreign property, plant and equipment (in millions, except percentages):

	Successor	Predecessor
	May 1, 2011	Fiscal 2010	Fiscal 2009
Net property, plant and equipment—domestic	$694.6	$629.7	$613.5
Net property, plant and equipment—foreign	37.1	29.1	29.1

Total	$731.7	$658.8	$642.6

Percentage of long-lived assets:
Domestic	94.9%	95.6%	95.5%
Foreign	5.1%	4.4%	4.5%